Expense Example {- Materials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Materials Portfolio - VIP Materials Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847